Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 27,725	$ 28,897
Accrued expenses and other liabilities	30,671	23,745
Accrued interest	2,317	7,373
Restructuring provision		1,156
Warranty provision	3,843	4,107
Deferred revenue	1,437	999
Total trade and other payables	$ 65,993	$ 66,277